EARNINGS PER COMMON SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Weighted Average Shares Outstanding Used to Calculate Basic and Diluted Earnings Per Share
Weighted average shares outstanding used to calculate basic and diluted earnings per share are as follows:

December 31,	2018	2017	2016
(number of shares in millions)
Weighted average shares outstanding	1,724	1,525	911
Effect of dilutive options	3	7	7
Diluted weighted average shares outstanding	1,727	1,532	918